Consolidated Statements of Financial Position - USD ($)	Jul. 31, 2021	May 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Current assets
Cash	$ 2,350,722		$ 663,557	$ 3,783,449
Accounts receivable	3,255,981		890,229	822,679
Prepayments and deposits	7,911,436		963,951	330,127
Inventory	1,502,921		179,994	46,556
Total current assets	15,021,060		2,697,731	4,982,811
Non-current assets
Plant and equipment	18,113,712		5,602,580	1,060,792
Right of use assets	16,277,652		3,859,088
Total non-current assets	34,391,364		9,461,668	1,060,792
Total assets	49,412,424		12,159,399	6,043,603
Current liabilities
Accounts payable and accrued liabilities	15,778,982		4,364,372	1,148,986
Restricted share units	3,259,010		171,849
Lease liabilities	1,190,086		591,355
Loans payable	1,688,853		1,468,668	87,381
Deferred government funding			0	1,067,318
Total current liabilities	21,916,931		6,596,244	2,303,685
Non-current liabilities
Lease liabilities	15,044,408		3,021,815
Loans payable	9,776,681		779,210
Restoration provisions	332,420		321,400	0
Convertible debt				384,207
Conversion feature of convertible debt				94,985
Total non-current liabilities	25,153,509		4,122,425	479,192
Total liabilities	47,070,440		10,718,669	2,782,877
Shareholders' equity
Share capital	37,805,879		15,441,600	8,467,810
Contributed surplus	952,441		824,683	123,781
Accumulated deficit	(36,119,724)		(14,528,941)	(5,252,979)
Accumulated other comprehensive loss	(296,612)		(296,612)	(77,886)
Shareholders' equity	2,341,984		1,440,730	3,260,726
Liabilities And Shareholders' equity	$ 49,412,424		$ 12,159,399	$ 6,043,603
Li Cycle Holdings Corp [member]
Current assets
Cash		$ 1
Non-current assets
Total assets		1
Shareholders' equity
Share capital		1
Liabilities And Shareholders' equity		$ 1